Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Disclosure of deposits [line items]
Demand	$ 558,018	$ 510,726
Notice	80,497	77,439
Term	689,088	643,522
Total deposits	1,327,603	1,231,687
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	198,437	186,530
Notice	61,226	57,614
Term	240,219	197,802
Total deposits	499,882	441,946
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	350,716	316,200
Notice	18,616	19,056
Term	425,602	409,819
Total deposits	794,934	745,075
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	8,865	7,996
Notice	655	769
Term	23,267	35,901
Total deposits	32,787	44,666
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	558,018	510,726
Notice	80,497	77,439
Term	689,088	643,522
Total deposits	1,327,603	1,231,687
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	145,770	132,994
Notice	6,739	6,107
Term	181	168
Total deposits	152,690	139,269
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	338,103	302,746
Notice	14,701	14,641
Term	557,810	493,347
Total deposits	910,614	810,734
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	36,917	40,646
Total deposits	36,917	40,646
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	19,916	16,210
Notice	58,106	55,895
Term	73,057	78,837
Total deposits	151,079	150,942
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	11	17
Total deposits	11	17
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	4,329	5,353
Notice	877	726
Term	41,421	51,812
Total deposits	46,627	57,891
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	7,349	7,265
Total deposits	7,349	7,265
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,623	5,495
Notice	74	70
Term	16,619	19,358
Total deposits	$ 22,316	$ 24,923